Postretirement Health-care and Life-insurance Plans Components of Deferred Benefit Net Periodic Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost		$ (12)
Postretirement Medical, Interest Cost	70	73
Postretirement Health Care And Life Insurance Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	(3)	(3)	(2)
Service Cost Continuing Operations	2	2	2
Postretirement Medical, Interest Cost	4	3	5
Defined Benefit Plan, Amortization of Gains (Losses)	$ (9)	$ (8)	$ (9)